UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21726

360 Funds
(Exact name of registrant as specified in charter)

4520 Main Street Suite 1425 Kansas City , MO	64111
(Address of principal executive offices)	(Zip code)

M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111

With Copies To:
John H. Lively
The Law Offices of John H. Lively & Associates, Inc.
A member firm of The 1940 Act Law GroupTM
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-244-6235

Date of fiscal year end: 11/30/2017

Date of reporting period: 02/28/2017

Item 1.	Schedule of Investments (Unaudited)

The Trust’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

HEDGEROW INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

COMMON STOCK - 75.90%	Shares	Fair Value

Airlines - 3.20%
JetBlue Airways Corp. (a) (b)	4,200	$83,832
Southwest Airlines Co.	1,000	57,800
		141,632
Apparel - 1.68%
NIKE, Inc. - Class B	1,300	74,308

Auto Manufacturers - 3.03%
General Motors Co. (b)	3,650	134,466

Banks - 7.55%
BankUnited, Inc. (b)	3,000	118,890
Goldman Sachs Group, Inc. (b)	200	49,612
KeyCorp (b)	4,200	78,834
Northern Trust Corp.	1,000	87,350
		334,686
Biotechnology - 6.37%
Amgen, Inc. (b)	500	88,265
Celgene Corp. (a) (b)	1,000	123,510
Gilead Sciences, Inc. (b)	1,000	70,480
		282,255
Building Materials - 2.18%
Summit Materials, Inc. - Class A (a)	4,042	96,563

Chemicals - 0.49%
Potash Corp. of Saskatchewan, Inc. - Canada	1,250	21,788

Computers - 8.25%
3D Systems Corp. (a)	2,300	34,960
Apple, Inc. (b)	1,400	191,786
Nimble Storage, Inc. (a)	3,900	35,373
VeriFone Systems, Inc. (a) (b)	5,000	103,350
		365,469
Cosmetics & Personal Care - 1.88%
elf Beauty, Inc. (a)	3,000	83,100

Diversified Financial Services - 6.91%
American Express Co. (b)	2,250	180,135
CBOE Holdings, Inc.	1,000	78,050
Waddell & Reed Financial, Inc. - Class A	2,500	48,100
		306,285
Food - 0.69%
Whole Foods Market, Inc.	1,000	30,670

Healthcare - Products - 1.32%
Zimmer Biomet Holdings, Inc.	500	58,540

HEDGEROW INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

COMMON STOCK - 75.90% (continued)	Shares	Fair Value

Internet - 3.72%
Alphabet, Inc. - Class C (a) (b)	200	$164,642

Leisure Time - 1.64%
Carnival Corp.	1,300	72,735

Media - 2.48%
Walt Disney Co. (b)	1,000	110,090

Mining - 2.29%
Silver Wheaton Corp. - Canada	5,200	101,660

Miscellaneous Manufacturing - 2.02%
General Electric Co.	3,000	89,430

Oil & Gas - 1.53%
BP PLC - ADR (b)	2,000	67,840

Oil & Gas Services - 1.36%
Baker Hughes, Inc. (b)	1,000	60,280

Pharmaceuticals - 2.69%
Bristol-Myers Squibb Co. (b)	2,100	119,091

Retail - 8.51%
Lowe's Cos., Inc. (b)	850	63,214
Shake Shack, Inc. - Class A (a) (b)	2,500	89,575
TJX Cos., Inc. (a) (b)	1,500	117,675
Tractor Supply Co.	500	35,455
Williams-Sonoma, Inc.	1,100	53,449
Zoe's Kitchen, Inc. (a)	1,000	17,920
		377,288
Semiconductors - 6.05%
Ambarella, Inc. (a) (b)	1,100	64,845
CEVA, Inc. (a)	1,000	33,400
InvenSense, Inc. (a)	5,000	61,750
NVIDIA Corp.	50	5,074
NXP Semiconductors NV (a) (b)	1,000	102,810
		267,879
Software - 0.06%
Cerner Corp. (a) (b)	50	2,752

TOTAL COMMON STOCK (Cost $3,038,732)		3,363,449

OPTIONS PURCHASED (Cost $3,423) - 0.06% (d)		2,635

HEDGEROW INCOME AND OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 23.32%
Federated Government Obligations Fund - Class I, 0.46% (c)	1,033,331	$1,033,331
TOTAL SHORT-TERM INVESTMENTS (Cost $1,033,331)		1,033,331

TOTAL INVESTMENTS (Cost $4,075,486) – 99.28%		$4,399,415

OPTIONS WRITTEN (Proceeds $164,285) - (4.27%) (d)		(189,197)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 4.99%		221,155

NET ASSETS - 100%		$4,431,373

(a)	Non-income producing security.
(b)	All or a portion of the security is segregated as collateral for call options written.
(c)	Rate shown represents the 7-day effective yield at February 28, 2017, is subject to change and resets daily.
(d)	Please refer to the Schedule of Purchased Options and Schedule of Written Options for details.
ADR - American Depository Receipt.
NV - Naamloze Vennootschap (Dutch: Limited Liability Company).

The accompanying notes are an integral part of these financial statements.

HEDGEROW INCOME AND OPPORTUNITIES FUND
SCHEDULE OF PURCHASED OPTIONS
February 28, 2017 (Unaudited)

OPTIONS PURCHASED - 0.06%

CALL OPTIONS PURCHASED - 0.06%
	Strike	Expiration	Contracts [1]	Fair Value

General Electric Co.	$35.00	3/17/2017	25	$25
General Electric Co.	$35.00	6/16/2017	50	200
NIKE, Inc. - Class B	$65.00	4/21/2017	30	510
Zimmer Biomet Holdings, Inc.	$130.00	6/16/2017	20	1,900
TOTAL CALL OPTIONS PURCHASED (Cost $3,423)				2,635

TOTAL OPTIONS PURCHASED (Cost $3,423)				$2,635

[1]	Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

HEDGEROW INCOME AND OPPORTUNITIES FUND
SCHEDULE OF WRITTEN OPTIONS
February 28, 2017 (Unaudited)

OPTIONS WRITTEN - (4.27)%

CALL OPTIONS WRITTEN - (3.21)%	Strike	Expiration	Contracts [1]	Fair Value

3D Systems Corp.	$20.00	1/19/2018	10	$1,280
3D Systems Corp.	$16.00	5/19/2017	13	1,274
Alphabet, Inc. - Class C (e)	$840.00	6/16/2017	2	4,760
Ambarella, Inc.	$60.00	1/19/2018	3	2,850
Ambarella, Inc.	$70.00	1/19/2018	3	1,920
Ambarella, Inc.	$62.50	5/19/2017	5	1,650
American Express Co. (e)	$80.00	1/19/2018	15	10,050
American Express Co.	$85.00	1/19/2018	7	3,080
Amgen, Inc.	$185.00	1/19/2018	4	4,760
Amgen, Inc. (e)	$175.00	4/21/2017	1	662
Apple, Inc.	$120.00	4/21/2017	10	17,180
Apple, Inc.	$125.00	7/21/2017	2	2,916
BankUnited, Inc.	$35.00	5/19/2017	20	10,000
Carnival Corp.	$52.50	4/21/2017	13	5,655
Celgene Corp.	$130.00	6/16/2017	10	4,400
CEVA, Inc.	$35.00	6/16/2017	5	1,088
elf Beauty, Inc.	$30.00	5/19/2017	15	1,350
General Motors Co.	$37.00	6/16/2017	12	2,052
General Motors Co.	$40.00	6/16/2017	20	1,500
Goldman Sachs Group, Inc.	$220.00	4/21/2017	2	6,036
JetBlue Airways Corp.	$23.00	1/19/2018	10	1,500
JetBlue Airways Corp.	$22.00	6/16/2017	10	680
KeyCorp	$22.00	1/19/2018	10	795
KeyCorp	$18.00	6/16/2017	10	1,530
Lowe's Cos., Inc.	$77.50	4/21/2017	2	278
Lowe's Cos., Inc.	$77.50	7/21/2017	6	1,740
NIKE, Inc. - Class B	$55.00	7/21/2017	6	2,670
Northern Trust Corp.	$90.00	7/21/2017	10	3,180
Potash Corp. of Saskatchewan, Inc.	$20.00	6/16/2017	12	420
Shake Shack, Inc. - Class A	$40.00	3/17/2017	10	280
Shake Shack, Inc. - Class A	$37.50	6/16/2017	9	1,800
Shake Shack, Inc. - Class A	$40.00	6/16/2017	6	765
Silver Wheaton Corp.	$30.00	1/19/2018	10	760
Silver Wheaton Corp.	$24.00	6/16/2017	20	940
Silver Wheaton Corp.	$26.00	9/15/2017	20	1,340
Southwest Airlines Co.	$55.00	1/19/2018	10	8,000
Summit Materials, Inc. - Class A	$22.50	5/19/2017	25	7,500
Summit Materials, Inc. - Class A	$30.00	8/18/2017	5	350
TJX Cos., Inc. (e)	$77.50	4/21/2017	5	1,275
TJX Cos., Inc.	$80.00	7/21/2017	10	2,950
Tractor Supply Co. (e)	$80.00	4/21/2017	5	110
VeriFone Systems, Inc.	$23.00	1/19/2018	20	3,650
VeriFone Systems, Inc.	$20.00	7/21/2017	10	2,170
VeriFone Systems, Inc.	$21.00	7/21/2017	10	1,650
Walt Disney Co.	$115.00	1/19/2018	2	1,134
Walt Disney Co.	$110.00	7/21/2017	6	2,880

HEDGEROW INCOME AND OPPORTUNITY FUND
SCHEDULE OF WRITTEN OPTIONS
February 28, 2017 (Unaudited)				ANNUAL REPORT

OPTIONS WRITTEN - (4.27)% (continued)

CALL OPTIONS WRITTEN - (3.21)% (continued)	Strike	Expiration	Contracts [1]	Fair Value

Walt Disney Co.	$115.00	7/21/2017	2	$522
Whole Foods Market, Inc.	$33.00	5/19/2017	10	690
Williams-Sonoma, Inc.	$55.00	1/19/2018	5	1,475
Williams-Sonoma, Inc.	$50.00	5/19/2017	6	1,710
Zimmer Biomet Holdings, Inc.	$115.00	6/16/2017	5	3,225
TOTAL CALL OPTIONS WRITTEN (Proceeds $97,891)				142,432

PUT OPTIONS WRITTEN - (1.06)%
Akamai Technologies, Inc.	$65.00	8/18/2017	15	9,750
Ambarella, Inc.	$50.00	5/19/2017	5	675
Ambarella, Inc.	$55.00	5/19/2017	10	2,830
Apple, Inc.	$115.00	1/19/2018	5	2,060
Cerner Corp.	$50.00	1/19/2018	10	3,025
Electronic Arts, Inc. (e)	$85.00	6/16/2017	15	6,225
General Motors Co.	$23.00	1/18/2019	15	2,160
Gilead Sciences, Inc.	$80.00	1/19/2018	5	6,850
NIKE, Inc. - Class B	$55.00	7/21/2017	10	2,350
Potash Corp. of Saskatchewan, Inc.	$16.00	6/16/2017	20	1,000
Silver Wheaton Corp.	$17.00	1/19/2018	20	3,540
VeriFone Systems, Inc.	$16.00	4/21/2017	10	75
Walt Disney Co.	$110.00	1/19/2018	5	4,050
Zoe's Kitchen, Inc. (e)	$22.50	3/17/2017	5	2,175
TOTAL PUT OPTIONS WRITTEN (Proceeds $66,394)				46,765

TOTAL OPTIONS WRITTEN (Proceeds $164,285)				$189,197

[1]	Each option contract is equivalent to 100 shares of common stock. All options are non-income producing.
(e)
Categorized in Level 2 of the Hierarchy of Fair Value Inputs; for additional information and description of the levels, refer to the table included in Note 2 of the accompanying notes to the financial statements.

The accompanying notes are an integral part of these financial statements.

Hedgerow Income and Opportunities Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Hedgerow Income and Opportunities Fund (the “Fund”). The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Processes and Structure

The Fund’s Board of Trustees has adopted guidelines for valuing securities and other derivative instruments including in circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board of Trustees.

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Money market funds – Money market funds are valued at their net asset value of $1.00 per share and are categorized as Level 1.

Hedgerow Income and Opportunities Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Derivative instruments – Listed derivatives, including options, that are actively traded, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties' creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within level 2 of the fair value hierarchy.

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of
February 28, 2017.

Hedgerow Income and Opportunities Fund
Financial Instruments – Assets

Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Common Stock (2)	$3,363,449	$-	$3,363,449
Call Options Purchased	2,635	-	2,635
Money Market Funds	1,033,331	-	1,033,331
Total Assets	$4,399,415	$-	$4,399,415

Derivative Instruments – Liabilities

Security Classification (1)	Level 1 (Quoted Prices)	Level 2 (Other Significant Observable Inputs)	Totals
Call Options Written	$125,575	$16,857	$142,432
Put Options Written	38,365	8,400	46,765
Total Liabilities	$163,940	$25,257	$189,197

(1)
As of and during the three month period ended February 28, 2017, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)	All common stock held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry, please refer to the Schedule of Investments.

There were no transfers into and out of any Level during the three month period ended February 28, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

During the three month period ended February 28, 2017, no securities were fair valued.

Hedgerow Income and Opportunities Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Options – The Fund uses an option strategy in an effort to limit market exposure and volatility. The extent of option selling will depend upon market conditions and the Adviser’s judgment of the advantages of selling call options on the Fund’s equity investments. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund's participation in equity market gains. The Fund’s investment advisor seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and writing put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the Adviser to manage future price fluctuations and the degree of correlation between the options and securities markets. By writing put options on equity securities, the Fund strike prices of the written put options, but continues to bear the risk of declines in the value of its common stock portfolio. The Fund will receive a premium from writing a covered call option that it retains whether or not the option is exercised. The premium received from the written options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

Derivative Transactions

As of February 28, 2017, portfolio securities valued at $938,393 were held in escrow by the custodian as cover for call options written by the Fund.

Transactions in options written during the three month period ended February 28, 2017, were as follows:

	Call Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	453	$110,812
Options written	318	61,917
Options covered	(87)	(15,461)
Options exercised	(90)	(19,131)
Options expired	(135)	(40,246)
Options outstanding end of period	459	$97,891

	Put Options
	Number of Options*	Option Premiums
Options outstanding at beginning of period	124	$78,981
Options written	106	49,237
Options covered	(32)	(44,350)
Options exercised	(15)	(6,180)
Options expired	(33)	(11,294)
Options outstanding end of period	150	$66,394

*	One option contract is equivalent to one hundred shares of common stock.

As of February 28, 2017, the Statement of Assets and Liabilities included the following financial derivative instrument fair values:

Assets	Equity Contracts	Total
Call options purchased, at value	$2,635	$2,635
Total Assets	$2,635	$2,635

Hedgerow Income and Opportunities Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Derivative Transactions (continued)

Liabilities	Equity Contracts	Total
Call options written, at value	$142,432	$142,432
Put options written, at value	46,765	46,765
Total Liabilities	$189,197	$189,197

For the three month period ended February 28, 2017, financial derivative instruments had the following effect on the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Equity Contracts	Total
Call options purchased	$(937)	$(937)
Call options written	(25,810)	(25,810)
Put options written	4,525	4,525
	$(22,222)	$(22,222)

Net realized gain (loss) on:	Equity Contracts	Total
Call options purchased	$1,183	$1,183
Put options purchased	(359)	(359)
Call options written	14,111	14,111
Put options written	38,268	38,268
	$53,203	$53,203

The following table presents the Funds’ liability derivatives available for offset under a master netting arrangement net of collateral pledged as of February 28, 2017.

Assets:	Gross Amounts of Assets Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Assets		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Assets
Options Purchased Contracts	$2,635	(1)	$-	$2,635	(1)	$2,635	(2)	$-	$-
Total	$2,635	(1)	$-	$2,635	(1)	$2,635	(2)	$-	$-

Hedgerow Income and Opportunities Fund

NOTES TO THE SCHEDULE OF INVESTMENTS
February 28, 2017 (Unaudited)

Derivative Transactions (continued)

Liabilities:	Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities
	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$189,197	(3)	$-	$189,197	(3)	$189,197	(2)	$-	$-
Total	$189,197	(3)	$-	$189,197	(3)	$189,197	(2)	$-	$-

(1)	Purchased options at value as presented in the Fund’s Schedule of Purchased Options.
(2)	The amounts are limited to the derivative asset and liability balances and accordingly do not include excess collateral pledged.
(3)	Written options at value as presented in the Fund’s Schedule of Written Options.

TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments February 28, 2017 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Appreciation
$ 4,082,789	$ 416,132	$ (99,506)	$ 316,626

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)	A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) 360 Funds

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randy Linscott
Name:	Randy Linscott
Title:	Principal Executive Officer
Date:	April 28, 2017

By:	/s/ Larry E. Beaver, Jr.
Name:	Larry E. Beaver, Jr.
Title:	Principal Financial Officer
Date:	April 28, 2017